REDEEMABLE CONVERTIBLE PREFERRED SHARES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Schedule of Company's activities with respect to the redeemable convertible preferred shares

	Series Pre-A		Series A
	Preferred Shares		Preferred Shares		Total
	Shares	US$	Shares	US$	Shares	US$
Balance as of December 31, 2023	40,885,006	184,509	27,343,520	199,021	68,228,526	383,530
Accretion of redeemable convertible preferred shares	—	1,385	—	1,594	—	2,979
Conversion to ordinary shares	(40,885,006)	(185,894)	(27,343,520)	(200,615)	(68,228,526)	(386,509)
Balance as of June 30, 2024	—	—	—	—	—	—

	Series Pre-A		Series A
	Preferred Shares		Preferred Shares		Total
	Shares	US$	Shares	US$	Shares	US$
Balance as of January 1, 2021 and 2022	—	—	—	—	—	—
Issuance of preferred shares	35,552,179	153,126	27,343,520	190,723	62,895,699	343,849
Re-designation of ordinary shares into preferred shares	5,332,827	23,650	—	—	5,332,827	23,650
Accretion of redeemable convertible preferred shares	—	508	—	402	—	910
Balance as of December 31, 2022	40,885,006	177,284	27,343,520	191,125	68,228,526	368,409
Accretion of redeemable convertible preferred shares	—	7,225	—	7,896	—	15,121
Balance as of December 31, 2023	40,885,006	184,509	27,343,520	199,021	68,228,526	383,530

Schedule of assumptions used in determination of fair value of Series Pre-A Preferred Shares before and after the modification

	October 11, 2022 –	October 11, 2022 –
	before modification	after modification
Risk-free interest rate	2.45%	2.52%
Expected volatility	61.52%	60.26%
Expected dividend yield	0.00%	0.00%
Expected terms	2.22 – 4.39 years	2.22 – 5.00 years
Fair value of ordinary share	US$3.79	US$3.66